Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
State	$ 0.2	$ 0.2
Foreign	0.5	0.0
Total current provision	0.7	0.2
Deferred
Federal	0.0	(1.9)
State	0.0	(0.1)
Total deferred provision	0.0	(2.0)
Total provision for income taxes	$ 0.7	$ (1.8)